Future Accounting Changes	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Future Accounting Changes
4.	FUTURE ACCOUNTING CHANGES
Amendments to IFRS 3 Business combinations
In October 2018, the IASB issued amendments to
IFRS 3 “Business combinations”
. The amendments clarify the definition of a business, with the objective of assisting entities in determining whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are effective for the Company to transactions for which the acquisition date is on or after February 1, 2020.
The Company will apply these amendments to applicable future acquisition transactions.
Other standards or amendments
The IASB
has
issued other standards or amendments to existing standards that are not expected to have a significant impact on the Company’s consolidated financial statements.